Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Cash and equivalents	$ 4,422,274	$ 4,377,110	$ 3,767,102
Accounts receivable	206,467	189,609	245,125
Interest receivable	174,580	172,169	128,900
Current maturities of mortgage loans receivable, net of allowance of $59,201, $57,663 and 45,759 and deferred origination fees of $21,701 and $23,406 and $45,085 at June 30, 2016 and December 31, 2015 and 2014, respectively	1,102,477	1,134,157	1,044,286
Current maturities of bond portfolio, at fair value	104,000	84,000	805,500
Prepaid expenses	9,132	19,904	5,879
Total current assets	6,018,930	5,976,949	5,996,792
Mortgage Loans Receivable, net of current maturities, allowance of $1,210,752, 1,147,170 and $1,131,472 and deferred origination fess of $319,643 and $311,938 and $417,257 at June 30, 2016 and December 31, 2015 and 2014, respectively	22,594,951	22,680,542	25,330,471
Bond Portfolio, at fair value, net of current maturities	11,175,428	10,429,428	8,003,103
Real Estate Held for Sale	340,872	697,422	517,422
Deferred Offering Costs, net of accumulated amortization of $1,039,073, $974,991 and $844,443 at June 30, 2016 and December 31, 2015 and 2014, respectively	858,250	861,810	860,992
Total Assets	40,988,431	40,646,151	40,708,780
Current Liabilities
Current maturities of secured investor certificates	4,639,000	3,120,000	2,340,000
Accounts payable	27,340	29,417	22,429
Dividends payable	100,668	125,836	167,780
Total current liabilities	4,767,008	3,275,253	2,530,209
Deposit on real estate held for sale			61,600
Secured Investor Certificates, Series B, net of current maturities	10,792,000	13,074,000	14,423,000
Secured Investor Certificates, Series C, net of current maturities	6,820,000	6,723,000	7,536,000
Secured Investor Certificates, Series D	6,840,000	5,329,000	3,447,000
Total liabilities	29,219,008	28,401,253	27,997,809
Stockholders' Equity
Common stock, par value $.01 per share, Authorized, 30,000,000 shares, Issued and outstanding, 1,677,798 shares at March 31, 2016 and December 31, 2015and 2014, respectively	16,778	16,778	16,778
Additional paid-in capital	19,113,458	19,113,458	19,113,458
Accumulated deficit	(7,360,813)	(6,885,338)	(6,419,265)
Total stockholders' equity	11,769,423	12,244,898	12,710,971
Total Liabilities and Stockholders' Equity	$ 40,988,431	$ 40,646,151	$ 40,708,780